Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2013
Activity Related to Allowance for Doubtful Accounts

Activity related to our provision for doubtful accounts was as follows:

	Year Ended December 31,
	2010	2011	2012
	(in thousands)

Balance at the beginning of the period	$39	$21	$135
Bad debt expense	15	133	321
Accounts written off	(33)	(19)	(149)

Balance at the end of the period	$21	$135	$307